Shareholders’ Loans, Loans Payable and Debt Conversion (Tables)	12 Months Ended
Aug. 31, 2018
Shareholders Loans Loans Payable And Debt Conversion
Schedule of debt conversion

November 18, 2015
Market value on valuation date	$6.60
Contractual exercise rate	$10.00
Term	1.79 years
Expected market volatility	183.30%
Risk free rate using zero coupon US Treasury Security rate	0.90%